25. Assets by operating segment (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Current assets	$ 36,875	$ 27,812
Non-current assets	148,505	201,928
Long-term receivables	22,726	17,691
Investments	3,471	5,499	$ 2
Property, plant and equipment	107,980	159,265		$ 107,980
Intangible assets	14,328	19,473		$ 2,805
Total Assets	185,380	229,740
Operating assets [member]
Disclosure of operating segments [line items]
Current assets	36,875	27,812
Non-current assets	148,505	201,928
Long-term receivables	22,726	17,691
Investments	3,471	5,499
Property, plant and equipment	107,980	159,265
Operating assets	92,716	137,313
Under construction	15,264	21,952
Intangible assets	14,328	19,473
Total Assets	185,380	229,740
Operating segments [member] | Refining transportation and marketing [member]
Disclosure of operating segments [line items]
Current assets	8,025	12,273
Non-current assets	22,367	31,248
Long-term receivables	2,579	3,299
Investments	239	1,109
Property, plant and equipment	19,456	26,710
Operating assets	16,998	23,630
Under construction	2,458	3,080
Intangible assets	93	130
Total Assets	30,392	43,521
Operating segments [member] | Gas and power [member]
Disclosure of operating segments [line items]
Current assets	1,404	1,932
Non-current assets	7,761	10,781
Long-term receivables	967	1,369
Investments	723	1,067
Property, plant and equipment	5,953	8,181
Operating assets	3,942	5,605
Under construction	2,011	2,576
Intangible assets	118	164
Total Assets	9,165	12,713
Operating segments [member] | Corporate and other business [member]
Disclosure of operating segments [line items]
Current assets	26,426	12,700
Non-current assets	17,955	11,390
Long-term receivables	14,337	6,567
Investments	2,100	2,731
Property, plant and equipment	1,376	1,915
Operating assets	1,360	1,784
Under construction	16	131
Intangible assets	142	177
Total Assets	44,381	24,090
Operating segments [member] | Exploration and production [member]
Disclosure of operating segments [line items]
Current assets	4,379	5,734
Non-current assets	100,441	148,546
Long-term receivables	4,843	6,456
Investments	409	592
Property, plant and equipment	81,214	122,496
Operating assets	70,435	106,331
Under construction	10,779	16,165
Intangible assets	13,975	19,002
Total Assets	104,820	154,280
Eliminations [member] | Operating assets [member]
Disclosure of operating segments [line items]
Current assets	(3,378)	(4,827)
Non-current assets	(19)	(37)
Property, plant and equipment	(19)	(37)
Operating assets	(19)	(37)
Total Assets	$ (3,378)	$ (4,864)